Revenue from Contracts with Customers Revenue from Contracts with Customers, Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service charges on deposit accounts
Disaggregation of Revenue [Line Items]
Fee income	$ 4,716	$ 5,111	$ 5,372
Overdraft fees
Disaggregation of Revenue [Line Items]
Fee income	1,782	1,948	2,030
Account charges
Disaggregation of Revenue [Line Items]
Fee income	2,934	3,163	3,342
Brokerage advisory, commissions and other fees
Disaggregation of Revenue [Line Items]
Fee income	9,436	9,358	9,216
Asset-based revenue (1)
Disaggregation of Revenue [Line Items]
Fee income	6,898	6,632	6,168
Trailing commissions
Disaggregation of Revenue [Line Items]
Fee income	1,300	1,300	1,300
Transactional revenue
Disaggregation of Revenue [Line Items]
Fee income	1,648	1,824	2,064
Other revenue
Disaggregation of Revenue [Line Items]
Fee income	890	902	984
Trust and investment management
Disaggregation of Revenue [Line Items]
Fee income	3,316	3,372	3,336
Investment management fees
Disaggregation of Revenue [Line Items]
Fee income	2,087	2,054	2,079
Trust fees
Disaggregation of Revenue [Line Items]
Fee income	1,033	1,149	1,109
Other revenue
Disaggregation of Revenue [Line Items]
Fee income	196	169	148
Card fees
Disaggregation of Revenue [Line Items]
Fee income	3,907	3,960	3,936
Credit card interchange and network revenues (1)
Disaggregation of Revenue [Line Items]
Fee income	1,155	1,291	1,290
Credit card rewards and rebates
Disaggregation of Revenue [Line Items]
Credit card rewards and rebates	1,401	1,201	1,047
Debit card interchange and network revenues
Disaggregation of Revenue [Line Items]
Fee income	2,053	1,964	1,896
Late fees, cash advance fees, balance transfer fees, and annual fees
Disaggregation of Revenue [Line Items]
Fee income	699	705	750
Other [Member] | Service charges on deposit accounts
Disaggregation of Revenue [Line Items]
Fee income	(15)	(16)	(18)
Other [Member] | Overdraft fees
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Account charges
Disaggregation of Revenue [Line Items]
Fee income	(15)	(16)	(18)
Other [Member] | Brokerage advisory, commissions and other fees
Disaggregation of Revenue [Line Items]
Fee income	(1,929)	(1,848)	(1,876)
Other [Member] | Asset-based revenue (1)
Disaggregation of Revenue [Line Items]
Fee income	(1,484)	(1,371)	(1,241)
Other [Member] | Transactional revenue
Disaggregation of Revenue [Line Items]
Fee income	(380)	(400)	(477)
Other [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	(65)	(77)	(158)
Other [Member] | Trust and investment management
Disaggregation of Revenue [Line Items]
Fee income	(932)	(917)	(877)
Other [Member] | Investment management fees
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Trust fees
Disaggregation of Revenue [Line Items]
Fee income	(932)	(916)	(875)
Other [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	0	(1)	(2)
Other [Member] | Card fees
Disaggregation of Revenue [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | Credit card interchange and network revenues (1)
Disaggregation of Revenue [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | Debit card interchange and network revenues
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Community Banking [Member] | Service charges on deposit accounts
Disaggregation of Revenue [Line Items]
Fee income	2,641	2,909	3,111
Community Banking [Member] | Overdraft fees
Disaggregation of Revenue [Line Items]
Fee income	1,776	1,941	2,024
Community Banking [Member] | Account charges
Disaggregation of Revenue [Line Items]
Fee income	865	968	1,087
Community Banking [Member] | Brokerage advisory, commissions and other fees
Disaggregation of Revenue [Line Items]
Fee income	1,887	1,830	1,854
Community Banking [Member] | Asset-based revenue (1)
Disaggregation of Revenue [Line Items]
Fee income	1,482	1,372	1,243
Community Banking [Member] | Transactional revenue
Disaggregation of Revenue [Line Items]
Fee income	340	382	454
Community Banking [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	65	76	157
Community Banking [Member] | Trust and investment management
Disaggregation of Revenue [Line Items]
Fee income	910	889	849
Community Banking [Member] | Investment management fees
Disaggregation of Revenue [Line Items]
Fee income	0	1	0
Community Banking [Member] | Trust fees
Disaggregation of Revenue [Line Items]
Fee income	908	887	847
Community Banking [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	2	1	2
Community Banking [Member] | Card fees
Disaggregation of Revenue [Line Items]
Fee income	3,543	3,613	3,598
Community Banking [Member] | Credit card interchange and network revenues (1)
Disaggregation of Revenue [Line Items]
Fee income	792	944	959
Community Banking [Member] | Debit card interchange and network revenues
Disaggregation of Revenue [Line Items]
Fee income	2,053	1,964	1,889
Community Banking [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees
Disaggregation of Revenue [Line Items]
Fee income	698	705	750
Wholesale Banking [Member] | Service charges on deposit accounts
Disaggregation of Revenue [Line Items]
Fee income	2,074	2,201	2,260
Wholesale Banking [Member] | Overdraft fees
Disaggregation of Revenue [Line Items]
Fee income	5	6	6
Wholesale Banking [Member] | Account charges
Disaggregation of Revenue [Line Items]
Fee income	2,069	2,195	2,254
Wholesale Banking [Member] | Brokerage advisory, commissions and other fees
Disaggregation of Revenue [Line Items]
Fee income	317	304	368
Wholesale Banking [Member] | Asset-based revenue (1)
Disaggregation of Revenue [Line Items]
Fee income	1	1	2
Wholesale Banking [Member] | Transactional revenue
Disaggregation of Revenue [Line Items]
Fee income	70	40	55
Wholesale Banking [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	246	263	311
Wholesale Banking [Member] | Trust and investment management
Disaggregation of Revenue [Line Items]
Fee income	445	523	473
Wholesale Banking [Member] | Investment management fees
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Wholesale Banking [Member] | Trust fees
Disaggregation of Revenue [Line Items]
Fee income	329	421	399
Wholesale Banking [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	116	102	74
Wholesale Banking [Member] | Card fees
Disaggregation of Revenue [Line Items]
Fee income	362	345	336
Wholesale Banking [Member] | Credit card interchange and network revenues (1)
Disaggregation of Revenue [Line Items]
Fee income	361	345	329
Wholesale Banking [Member] | Debit card interchange and network revenues
Disaggregation of Revenue [Line Items]
Fee income	0	0	7
Wholesale Banking [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees
Disaggregation of Revenue [Line Items]
Fee income	1	0	0
Wealth And Investment Management [Member] | Service charges on deposit accounts
Disaggregation of Revenue [Line Items]
Fee income	16	17	19
Wealth And Investment Management [Member] | Overdraft fees
Disaggregation of Revenue [Line Items]
Fee income	1	1	0
Wealth And Investment Management [Member] | Account charges
Disaggregation of Revenue [Line Items]
Fee income	15	16	19
Wealth And Investment Management [Member] | Brokerage advisory, commissions and other fees
Disaggregation of Revenue [Line Items]
Fee income	9,161	9,072	8,870
Wealth And Investment Management [Member] | Asset-based revenue (1)
Disaggregation of Revenue [Line Items]
Fee income	6,899	6,630	6,164
Wealth And Investment Management [Member] | Transactional revenue
Disaggregation of Revenue [Line Items]
Fee income	1,618	1,802	2,032
Wealth And Investment Management [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	644	640	674
Wealth And Investment Management [Member] | Trust and investment management
Disaggregation of Revenue [Line Items]
Fee income	2,893	2,877	2,891
Wealth And Investment Management [Member] | Investment management fees
Disaggregation of Revenue [Line Items]
Fee income	2,087	2,053	2,079
Wealth And Investment Management [Member] | Trust fees
Disaggregation of Revenue [Line Items]
Fee income	728	757	738
Wealth And Investment Management [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Fee income	78	67	74
Wealth And Investment Management [Member] | Card fees
Disaggregation of Revenue [Line Items]
Fee income	6	6	6
Wealth And Investment Management [Member] | Credit card interchange and network revenues (1)
Disaggregation of Revenue [Line Items]
Fee income	6	6	6
Wealth And Investment Management [Member] | Debit card interchange and network revenues
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Wealth And Investment Management [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees
Disaggregation of Revenue [Line Items]
Fee income	$ 0	$ 0	$ 0